Related Party Balances and Transactions - Schedule of Nature of Relationships With Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Starlux Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A company under the control by Mr. Jordan Lee
LingXpert Language Services Limited (“Lingxpert”) [Member]
Related Party Transaction [Line Items]
Nature of relationships	A wholly owned subsidiary of Starlux Limited
GreenIPO Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A wholly owned subsidiary of Lingxpert
Griffin Group Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A company under the control of Mr. Jordan Lee
YHY Holdings Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A company under the control of Mr. Jordan Lee
Ren Restaurants Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A company under the control of Mr. Jordan Lee